Compensation Expense - Narrative (Details) $ in Thousands		12 Months Ended
	May 05, 2019	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based compensation expense		$ 15,922	$ 12,088
Expense from cash-settled share-based payment transactions, current year entitlements		15,724
Equity-based		16,306	5,699
LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based compensation expense		13,532	(3,106)
Equity-based		$ 561	2,913
Bottom of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement		0.50
Top of range | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Market benchmark adjustment factor for share-based payment arrangement		1.50
Short-term Deferred Share Units (DSUs)
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period		1 year
Long Term Share Based Payment Awards
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period		3 years
Long Term Share Based Payment Awards | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Expense from equity-settled share-based payment transactions, current year entitlements		$ 7,308	1,631
Expense from equity-settled share-based payment transactions, amortization of awards granted in prior years		8,998	4,068
Equity-based		5,985	2,066
Performance Share Units (PSUs) | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Cash-based		$ 10,321	3,633
Deferred Share Units (DSUs) | LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Award vesting period	5 years	3 years
Employee Stock Option
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based		$ 249	2,321
Employee Stock Option | AIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based		230	90
Employee Stock Option | LTIP
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Equity-based		$ 19	$ 2,231